Other taxes and royalties payable	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Other taxes and royalties payable
Note 25. Other taxes and royalties payable

Current	Successor December 31, 2020	Successor December 31, 2019	Successor December 31, 2018
Royalties	4,152	4,539	5,467
Tax withholdings payable	843	866	909
VAT	46	597	—
Turnover tax	—	—	139
Others	76	38	—

Total current	5,117	6,040	6,515